Loss Per Share - Additional information (Detail) - shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Earnings Per Share [Abstract]
Employees share based awards were excluded from the diluted weighted average number of ordinary shares calculation	1,965,251	2,060,026	2,445,546
Ordinary shares issuable on conversion of convertible notes excluded from the diluted weighted average number of ordinary shares calculation	812,988